Long-term investment (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Long-term investment [Line Items]
Long-term investment			$ 5,012	¥ 32,468
Online Retailer in United States [Member]
Long-term investment [Line Items]
Long-term investment				¥ 32,468
Shares of Series AA Preferred Shares purchased | shares		714,286
Impairments recorded for the investment
Online Retailer in United States [Member] | Subsequent event [Member]
Long-term investment [Line Items]
Investment sold	¥ 39,751